FAIR VALUE GAINS	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Distoken Acquisition Corporation [Member]
Restructuring Cost and Reserve [Line Items]
FAIR VALUE GAINS

NOTE 9 — FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2:	Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.
Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

At December 31, 2024, assets held in the Trust Account were comprised of $7,456,639 in money market funds which are invested primarily in U.S. government securities. During the period ended December 31, 2024, the Company withdrawn $36,300,937 from Trust Account in connection with redemption.

At December 31, 2023, assets held in the Trust Account were comprised of $41,440,980 in money market funds which are invested primarily in U.S. government securities. During the period ended December 31, 2023, the Company withdrawn $31,907,588 from Trust Account in connection with redemption.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2024 and 2023 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		December 31,	December 31,
	Level	2024	2023
Assets:
Investments held in Trust Account	1	$7,456,639	$41,440,980

The following table presents information about the Company’s equity instruments that are measured at fair value at February 17, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

	Level	February 17, 2023
Equity:
Representative Warrants	3	$12,075
Fair Value of Public Rights for ordinary shares subject to redemption allocation	3	$3,305,100
Fair Value of Public Warrants for ordinary shares subject to redemption allocation	3	$1,104,000

The Public Warrants were valued using the binomial lattice model incorporating the Cox-Ross-Rubenstein methodology. The private and representative warrants were valued using the Black-Scholes model. The following table presents the quantitative information regarding market assumptions used in the valuation of warrants:

February 17,
2023
Market price of public share	$9.56
Risk-free rate	4.23%
Dividend yield	0.00%
Volatility	4.5%

The rights were valued using a scenario analysis. The following table presents the quantitative information regarding market assumptions used in the valuation of the rights. The appraiser determined the value of the rights based on the value of underlying security:

February 17,
2023
Value in De-SPAC(1)	$9.59
Value without De-SPAC(2)	$—
Probability(3)	50.0%
Fair value of Right to buy one Share(4)	$4.79

(1)	As the Founder Share will be converted to an ordinary share at the consummation of a transaction, it is assumed that the value of the Founder Share in the de-SPAC transaction scenario would simply equal the value of the ordinary share in a de-SPAC transaction.
(2)	The probability is as used in warrant analysis
(3)	Probability of the consummation of an initial business combination
(4)	Calculated as the weighted average price

NOTE 9 — FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

At December 31, 2023, assets held in the Trust Account were comprised of $41,440,980 in money market funds which are invested primarily in U.S. government securities.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2023 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		December 31,
Description	Level	2023
Assets:
Investments held in Trust Account	1	$41,440,980

The following table presents information about the Company’s equity instruments that are measured at fair value at February 17, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

	Level	February 17, 2023
Equity:
Representative Warrants	3	$12,075
Fair Value of Public Rights for ordinary shares subject to redemption allocation	3	$3,305,100
Fair Value of Public Warrants for ordinary shares subject to redemption allocation	3	$1,104,000

The Public Warrants were valued using the binomial lattice model incorporating the Cox-Ross-Rubenstein methodology. The private and representative warrants were valued using the Black-Scholes model. The following table presents the quantitative information regarding market assumptions used in the valuation of warrants:

February 17,
2023
Market price of public share	$9.56
Risk-free rate	4.23%
Dividend yield	0.00%
Volatility	4.5%

The rights were valued using a scenario analysis. The following table presents the quantitative information regarding market assumptions used in the valuation of the rights. The appraiser determined the value of the rights based on the value of underlying security:

February 17,
2023
Value in De-SPAC(1)	$9.59
Value without De-SPAC(2)	$—
Probability(3)	50.0%
Fair value of Right to buy one Share(4)	$4.79

(1)	As the Founder Share will be converted to an ordinary share at the consummation of a transaction, it is assumed that the value of the Founder Share in the de-SPAC transaction scenario would simply equal the value of the ordinary share in a de-SPAC transaction.

(2)	The probability is as used in warrant analysis

(3)	Probability of the consummation of an initial business combination

(4)	Calculated as the weighted average price

Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
FAIR VALUE GAINS

16. FAIR VALUE MEASURMENT

The following tables illustrate the fair value measurement hierarchy of the Company’s financial instruments:

	Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
For the Year Ended December 31, 2023	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB
Financial assets at fair value through
Fair value gains from financial assets at fair value through profit or loss-Chengdu Fish Bubble Technology Co, Ltd., net	-	-	36,500

	Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
For the Year Ended December 31, 2024	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	USD
Financial assets at fair value through
Fair value gains from financial assets at fair value through profit or loss-Chengdu Fish Bubble Technology Co, Ltd., net	-	-	(21,248)	(2,911)

The movements of financial assets at fair value through profit or loss are set out as below:

	As of December 31,
	2022	2023	2024
	RMB	RMB	RMB	USD
At the beginning of year	30,793	69,129	105,629	14,877
Exchange difference of beginning balance	-	-	-	(406)
Total gains recognized in profit or loss	38,336	36,500	(21,248)	(2,911)
Disposals	-	-	(84,381)	(11,560)
At the end of year	69,129	105,629	-	-

The fair values of the unlisted equity investments included in the financial assets at fair value through profit or loss have been estimated using the option-pricing method based on assumptions that are not supported by observable market prices or rates. Management has estimated the potential effect of using reasonably possible alternatives as inputs to the valuation model. The following table lists the inputs to the model used:

	As of December 31,
	2023	2024
	%	%
Risk-free interest rate	4.23%	4.48%
Discounts for lack of marketability	6%-23%	5%-22%

16. FAIR VALUE GAINS

The following tables illustrate the fair value measurement hierarchy of the Company’s financial instruments:

	Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
For the year ended December 31, 2022	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB
Financial assets at fair value through
Fair value gains from financial assets at fair value through profit or loss-Chengdu Fish Bubble Technology Co, Ltd., net	-	-	38,336

	Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
For the year ended December 31, 2023	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	USD
Financial assets at fair value through
Fair value gains from financial assets at fair value through profit or loss-Chengdu Fish Bubble Technology Co, Ltd., net	-	-	36,500	5,141

The movements of financial assets at fair value through profit or loss are set out as below:

	For the year ended December 31,
	2022	2023
	RMB	RMB	USD
At beginning of year	30,793	69,129	9,736
Total gains recognized in profit or loss	38,336	36,500	5,141
At end of year	69,129	105,629	14,877

The fair values of the unlisted equity investments included in the financial assets at fair value through profit or loss have been estimated using the option-pricing method based on assumptions that are not supported by observable market prices or rates. Management has estimated the potential effect of using reasonably possible alternatives as inputs to the valuation model. The following table lists the inputs to the model used:

	As at December 31,
	2022	2023

Risk-free interest rate	4%	4.23%
Discounts for lack of marketability	6%-23%	6%-23%